TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of trade payables [Abstract]
Schedule of Trade Payables

	December 31,
	2017	2018	2018
	CNY	CNY	US$

Trade payables	215	100	15

Schedule of Aging Analysis of Trade Payables

The aging analysis of trade payables as at December 31, 2017 and 2018 is as follows:

	December 31,
	2017	2018	2018
	CNY	CNY	US$

Within 1 year	15	—	—
1 to 2 years	100	—	—
Over 2 years	100	100	15
	215	100	15